STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
STOCKHOLDERS’ EQUITY

Note 9 - STOCKHOLDERS’ EQUITY

Equity Transactions During the Period

During the nine months ended September 30, 2021, the Company issued an aggregate of 1,625,000 shares of common stock with a fair value of $2.00 per share, respectively, to investors for cash proceeds of $3,250,000.

On August 12, 2021, the Company issued an aggregate of 2,566,778 shares of common stock with a fair value of $6.00 per share, to VelocIT pursuant to the Acquisition (See Note 3).

On August 16, 2021, the Company issued an aggregate of 232,900 shares of common stock with a fair value of $2.05 per share to a consultant for services rendered (See Note 10).

Stock Payable

On January 16, 2020, the Company entered into a consulting agreement, with Eskenzi PR Limited (“Eskenzi”). As per the agreement, Eskenzi will provide various marketing and public relations services to the Company. The initial term of the agreement was for twelve months and automatically renews for an additional twelve months unless either the Company or Eskenzi provides at least three months advance written notice of termination. On January 16, 2021, the consulting agreement was automatically renewed per the terms of the agreement.

Upon execution of the consulting agreement the Company was to issue 120,000 shares of the Company’s restricted common stock, valued at $48,000, to Eskenzi. Upon the renewal of the consulting agreement the Company was to issue 312,000 shares of the Company’s restricted stock, valued at $639,600, for a two-year period. On August 16, 2021, the Company issued 232,900 shares of vested common stock under the consulting agreement. As of September 30, 2021, 39,000 of vested shares have yet to be issued. As such, the Company recorded a stock payable in the amount of $79,950 and $46,000 representing the fair value of services performed through the nine months and year ended September 30, 2021 and December 31, 2020, respectively.

See Note 10 for disclosure of additional equity related transactions.

Note 9 - STOCKHOLDERS’ EQUITY

Equity Transactions

During the year ended December 31, 2019, the Company issued an aggregate of 30,600,000 shares of common stock with a range of fair values of $0.006 - $0.40 per share to three employees for services rendered in lieu of cash for compensation.

During the year ended December 31, 2019, the Company issued 5,112,500 shares of common stock with a fair value of $0.40 per share to investors for cash proceeds of $2,045,000.

During the year ended December 31, 2019, the Company issued 2,000,000 shares of common stock with a fair value of $0.006 per share as part of the VCAB acquisition.

During the year ended December 31, 2019, the Company issued 6,200,000 shares of common stock with a fair value of $0.40 per share as part of the TalaTek acquisition.

During the year ended December 31, 2019, the Company repurchased 6,000,000 shares of common stock from a founder.

During the year ended December 31, 2020, the Company issued an aggregate of 350,000 and 495,200 shares of common stock with a fair value of $0.40 and $2.00 per share, respectively, to investors for cash proceeds of $1,131,009.

On May 25, 2020, the Company issued 3,392,271 shares of common stock with a fair value of $0.40 per share pursuant to the Techville acquisition (See Note 3).

On August 1, 2020, the Company issued 2,330,000 shares of common stock with a fair value of $0.40 per share pursuant to the Clear Skies Acquisition (See Note 3).

On December 16, 2020, the Company issued 900,000 shares of common stock with a fair value of $2.05 per share pursuant to the Alpine Acquisition (See Note 3).

Stock Payable

On January 16, 2020, the Company entered into a consulting agreement, with Eskenzi PR Limited (“Eskenzi”). As per the agreement, Eskenzi will provide various marketing and public relations services to the Company. The initial term of the agreement was for twelve months and automatically renews for an additional twelve months unless either the Company or Eskenzi provides at least three months advance written notice of termination.

Upon execution of the agreement the Company was to issue 120,000 shares of the Company’s restricted common stock, valued at $48,000 to Eskenzi. As of December 31, 2020, these shares had yet to be issued. As such, the Company recorded a stock payable in the amount of $46,000 representing the fair value of services performed during the year ended December 31, 2020.

See Note 10 for disclosure of additional equity related transactions.